Loans and borrowings (Details Narrative)												1 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($) $ / shares	Mar. 31, 2023 AUD ($)	Jan. 11, 2023 USD ($)	Jan. 11, 2023 AUD ($)	Dec. 22, 2022 USD ($)	Jun. 30, 2022 USD ($)	Feb. 22, 2022 USD ($)	Feb. 22, 2022 AUD ($)	Oct. 01, 2021 USD ($)	Jul. 01, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2023 AUD ($)	Feb. 28, 2023 AUD ($)	Jul. 29, 2022 $ / shares	Jul. 01, 2022 USD ($)	Jul. 01, 2022 AUD ($)	Jan. 01, 2022	Dec. 31, 2021 AUD ($)
IfrsStatementLineItems [Line Items]
Loans and borrowings	$ 32,400,000													$ 33,200,000		$ 32,400,000
Notional amount											$ 21,100,000							$ 21,100,000
Class of warrant, exercise price of warrants (in dollars per share) | $ / shares																					$ 0.0001
Total borrowings	32,388,000					$ 28,561,000					23,091,000			33,248,000	$ 31,900,000	32,388,000	$ 28,561,000	23,091,000
Total lease liabilities	2,305,000					$ 2,464,000					$ 995,000					2,305,000	2,464,000	995,000
Additions to right-of-use assets																200,000
Cash outflow for leases																500,000	400,000
Depreciation, right-of-use assets																400,000
Interest expense on lease liabilities														$ 81,000	81,000	171,000	$ 133,000	$ 42,000
Facility In Newcastle New South Wales [Member]
IfrsStatementLineItems [Line Items]
Total increase (decrease) in liabilities arising from financing activities																200,000
Total lease liabilities	$ 2,300,000															2,300,000
Additions to right-of-use assets																200,000
Cash outflow for leases																$ 300,000
Awn Warrants [Member]
IfrsStatementLineItems [Line Items]
Class of warrant, exercise price of warrants (in dollars per share) | $ / shares	$ 0.90															$ 0.90
Bridging Loan With AWN [member]
IfrsStatementLineItems [Line Items]
Borrowings, term (month)			60 months	60 months		60 months					60 months
Borrowings, periodic payment											$ 350,000
Borrowings, interest rate			10.00%			10.00%					8.00%						10.00%	8.00%
Borrowings, line fee, percentage			2.00%			2.00%					0.80%						2.00%	0.80%
Borrowings, refinancing fee			$ 855,000			$ 340,000				$ 340,000					$ 340,000		$ 340,000
Debt or equity maximum raise	$ 25,000,000		25,000,000			25,000,000										$ 25,000,000	25,000,000
Minimum repayment of borrowings			1,000,000							$ 1,000,000.0
Borrowings, refinancing fee, percentage										1.60%
Borrowings, accrued new facility extension fee									$ 355,000	$ 355,000
Bridging Loan With AWN [member] | First Range Of Qualifying Event [Member]
IfrsStatementLineItems [Line Items]
Borrowings, qualifying liquidity event, percentage of proceeds to be paid	25.00%
Bridging Loan With AWN [member] | Second Range Of Qualifying Event [Member]
IfrsStatementLineItems [Line Items]
Borrowings, qualifying liquidity event, percentage of proceeds to be paid	45.00%
Borrowings, qualifying liquidity event, proceeds	$ 1,875,000
Bridging Loan With AWN [member] | Third Range Of Qualifying Event [Member]
IfrsStatementLineItems [Line Items]
Borrowings, qualifying liquidity event, percentage of proceeds to be paid	50.00%
Borrowings, qualifying liquidity event, proceeds	$ 4,125,000
Bridging Loan With AWN [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, qualifying liquidity event, proceeds	5,000,000.0
Bridging Loan With AWN [member] | Bottom of range [member] | First Range Of Qualifying Event [Member]
IfrsStatementLineItems [Line Items]
Borrowings, qualifying liquidity event, proceeds	5,000,000
Bridging Loan With AWN [member] | Bottom of range [member] | Second Range Of Qualifying Event [Member]
IfrsStatementLineItems [Line Items]
Borrowings, qualifying liquidity event, proceeds	7,500,000
Bridging Loan With AWN [member] | Bottom of range [member] | Third Range Of Qualifying Event [Member]
IfrsStatementLineItems [Line Items]
Borrowings, qualifying liquidity event, proceeds	12,500,000
Bridging Loan With AWN [member] | Top of range [member] | First Range Of Qualifying Event [Member]
IfrsStatementLineItems [Line Items]
Borrowings, qualifying liquidity event, proceeds	7,500,000
Bridging Loan With AWN [member] | Top of range [member] | Second Range Of Qualifying Event [Member]
IfrsStatementLineItems [Line Items]
Borrowings, qualifying liquidity event, proceeds	12,500,000
Aevitas O Holdings Pty Limited [Member] | Aevitas Group Limited [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate		15.00%			15.00%		10.00%					10.00%												12.50%	10.00%
Debt or equity maximum raise	$ 25,000,000		25,000,000				$ 25,000,000									$ 25,000,000
Borrowings, accrued new facility extension fee			$ 43,500	$ 60,000	$ 115,000		85,000	$ 110,000				$ 29,000	$ 40,000
Current borrowings		$ 250,000			$ 3,000,000.0		$ 3,000,000.0					$ 1,100,000								$ 500,000					$ 1,500,000
Borrowings, interest rate		1.00%			1.00%
Borrowings, establishment fee		$ 7,500			$ 30,000
Borrowings, exit fee percentage		3.00%			3.00%
Borrowings, exit fee		$ 22,500			$ 90,000
Aevitas O Holdings Pty Limited [Member] | Aevitas Group Limited [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	3.60%															3.60%			3.60%
New Facility [Member]
IfrsStatementLineItems [Line Items]
Line of credit, maximum borrowing capacity																							$ 2,500,000
New Facility [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate																						7.75%	7.75%
Trade Finance Facility [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Line of credit, maximum borrowing capacity																						$ 500,000
New And Trade Finance Facility [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Total borrowings	$ 1,300,000															$ 1,300,000			$ 2,000,000.0